Non-current assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest capitalized, Vessels under Construction		$ 0
Vessels Scrap Value Per Lightweight Ton	$ 300	300
Sellers Credit Note	2,900,000
Deposit Assets	$ 1,635,000	$ 0